Earnings Per Share (Schedule Of Anti-Dilutive Options and Awards) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Anti-dilutive stock options	3,559,000	4,570,000	7,879,000
Weighted average exercise price of anti-dilutive stock options	$ 24.4	$ 23.46	$ 21.95
Anti-dilutive other equity awards	98,000	0	15,000